Stockholders' Equity (Details Narrative) (10-K) - USD ($)												1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 21, 2017	Mar. 22, 2017	Jan. 05, 2017	Nov. 30, 2016	Feb. 15, 2016	Jan. 27, 2016	Jan. 25, 2016	Jan. 06, 2016	Jan. 02, 2016	Dec. 11, 2015	Feb. 15, 2013	Jan. 31, 2017	Jan. 30, 2017	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 24, 2016	Jul. 11, 2016
Common stock, shares authorized, shares														50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, par or stated value per share														$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Interest expense, debt															$ 116	$ 116
Class of warrant or right, number of securities called by warrants or rights																	5,586,094
Common stock, shares issued														14,908,439	17,376,012	17,376,012	16,815,850	14,908,439
Common stock, shares outstanding														14,908,439	17,376,012	17,376,012	16,815,850	14,908,439
Bridge Notes [Member]
Number of warrants issued																	32,192
2015 Plan [Member]
Common stock, capital shares reserved for future issuance															2,366,506	2,366,506	1,930,557
Director [Member]
Shares issued for restricted common stock									69,433
Director [Member] | 2015 Plan [Member]
Shares issued for restricted common stock		2,941	61,110						69,433
Stock compensation									$ 62,500
A. Michael Chretien [Member]
Common stock, par or stated value per share					$ 0.007
Warrants to purchase of common stock, stock offering					500,000						500,000
Stock returned during period shares											500,000
Investor [Member]
Class of warrant or right, exercise price of warrants or rights																				$ 0.65
Class of warrant or right, number of securities called by warrants or rights																				41,666
Cashless exercise for warrants received																				14,583
Matthew Chretien [Member]
Common stock, par or stated value per share			$ 0.007														$ 0.007
Warrants to purchase of common stock, stock offering			496,111								500,000						496,111
Robert And Michael Taglich [Member]
Common stock, par or stated value per share				$ 0.68
Warrants to purchase of common stock, stock offering				56,250
Class of warrant or right, number of securities called by warrants or rights	150,000			56,250
Debt beneficial interest rate	5.00%			5.00%
Taglich Brothers, Inc[Member]
Percentage of placement agent commission on gross proceeds																	8.00%
Placement Agent Agreement [Member]
Class of warrant or right, exercise price of warrants or rights						$ 0.715
Payment made to placement agent						$ 62,237
Warrants to purchase of common stock, stock offering						131,682
Note Conversion Offering[Member] | Placement Agent Agreement [Member]
Number of warrants issued						30,363
Underwriting expenses						$ 24,207
Placement Agent [Member]
Class of warrant or right, exercise price of warrants or rights																			$ 0.715
Class of warrant or right, number of securities called by warrants or rights																			22,589
Cashless exercise for warrants received																			6,275
Related Parties [Member]
Interest expense, debt																	$ 1,647,610	$ 1,936,244
Accredited Investors [Member]
Percentage of placement agent commission on gross proceeds													8.00%
Accredited Investors [Member] | December 30, 2016 and January 30, 2017 [Member]
Debt conversion, converted instrument, amount																	$ 1,250,000
Accredited Investors [Member] | Security Purchase Agreements [Member]
Sale of stock, number of shares issued in transaction							506,599							1,160,067
Warrants issued to purchase of common stock, shares							506,599							1,160,067
Proceeds from sale of stock during period							$ 607,919							$ 1,392,080
Stock issued during period, shares, new issues							1,013,198							2,320,134
Shares issued, price per share														$ 0.001				$ 0.001
Noteholders [Member]
Debt conversion, converted instrument, amount														$ 2,033,868
Debt conversion, converted instrument, shares issued														5,465,216
Warrants issued to purchase of common stock, shares														2,052,206
Noteholders [Member] | Note Conversion Offering[Member]
Debt conversion, converted instrument, amount								$ 135,000
Noteholders [Member] | Related Parties [Member]
Debt conversion, converted instrument, amount														$ 1,808,068
Noteholders [Member] | Accrued Interest [Member]
Debt conversion, converted instrument, amount														428,779
Noteholders [Member] | Accrued Interest [Member] | Note Conversion Offering[Member]
Debt conversion, converted instrument, amount								$ 35,038
Debt conversion, converted instrument, shares issued								303,912
Warrants issued to purchase of common stock, shares								141,698
Noteholders [Member] | Accrued Interest [Member] | Related Parties [Member]
Debt conversion, converted instrument, amount														$ 366,484
Conversion of Convertible Debt [Member]
Common stock, capital shares reserved for future issuance															2,563,926	2,563,926	1,061,538
Equity Offering [Member]
Sale of stock, number of shares issued in transaction										1,666,666
Sale of stock, price per share										$ 1.20
Class of warrant or right, exercise price of warrants or rights										$ 0.65
Warrant expiration term										five years
Warrant [Member]
Common stock, capital shares reserved for future issuance															5,066,625	5,066,625
Warrant [Member] | Bridge Notes [Member]
Fair value assumptions, exercise price				$ 0.57													$ 0.57
Warrant [Member] | Placement Agent [Member]
Class of warrant or right, exercise price of warrants or rights																	$ 0.75
Payment made to placement agent																	$ 100,000
Warrants to purchase of common stock, stock offering																	153,846
Number of warrants issued																	84,923
Underwriting expenses												$ 52,951					$ 65,243
Interest expense, debt																	$ 24,207	$ 435,718
Fair value assumptions, exercise price																	$ 0.77
Warrant [Member] | Noteholders [Member]
Interest expense, debt																	$ 113,762	$ 1,647,610
One Four-Year Warrant [Member] | A. Michael Chretien [Member]
Common stock, par or stated value per share											$ 0.007
Warrants to purchase of common stock, stock offering											500,000
Stock returned during period shares											500,000
One Four-Year Warrant [Member] | Matthew Chretien [Member]
Common stock, par or stated value per share											$ 0.007
Warrants to purchase of common stock, stock offering											500,000
Warrant One [Member] | Placement Agent [Member]
Class of warrant or right, exercise price of warrants or rights																	$ 0.75
Payment made to placement agent																	$ 100,000
Warrants to purchase of common stock, stock offering																	153,846
Placement agent warrant issued during period																	84,923
Number of warrants issued																	68,923
Underwriting expenses																	$ 65,243
Fair value assumptions, exercise price																	$ 0.77